Other Income and Expenses (Details Narrative) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 USD ($)
Statement [Line Items]
Turnover Tax	$ 23,209	$ 36,717		$ 197,346
Other Income	10,919,061	21,280,499		37,714,518
FONINVEMEM I and II Agreements | Milestone 2
Statement [Line Items]
Other Income			$ 30,683		$ 925,840
FONINVEMEM I and II Agreements | Milestone 1
Statement [Line Items]
Other Income		910		48,673
CVO receivables | Milestone 2
Statement [Line Items]
Other Income	7,062,079	15,375,375		$ 22,142,991
CVO receivables | Milestone 1
Statement [Line Items]
Other Income	$ 1,826,268	$ 2,428,826			$ 4,984,802